One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

July 31, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)
Post-Effective Amendment No. 22 to File No. 333-134982

Ladies and Gentlemen:

Attached hereto is post-effective amendment 22 to File number 333-134982. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to revise the investment restrictions related to GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for after October 1, 2012.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is contemporaneously filing 8 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to give effect to the revised investment restrictions. The disclosure changes contained in these post-effective amendments are substantially identical. In addition, the disclosures relating to the investment restrictions are largely the same as the investment restriction disclosures contained in the NScore variable annuities that the Commission staff previously reviewed. Finally, the portions of the prospectuses unrelated to the investment restrictions are not being changed.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes in the investment restrictions, and that, to the extent the staff has reviewed the disclosure changes in one of the 8 post-effective amendments, it will already be familiar with the features described in the other 7 post-effective amendments.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante
Senior Associate Counsel